Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Trade accounts receivable	$ 4,133	$ 5,380
Allowance for credit losses	(94)	(114)
Accounts receivable from other related parties	158	178
Accounts receivable from board members	49
Accounts receivable from underwriters, promoters, and employees	2
Other accounts receivable	37	27
Total accounts receivable, net of allowance for credit losses	$ 4,285	$ 5,471